Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) a
Related Party Transaction [Line Items]
Rent expense under operating lease	$ 147,000	$ 137,000
Premiums paid	406,000	531,000
Related party transaction purchase amount		290,000
Related Party [Member]
Related Party Transaction [Line Items]
Rent expense under operating lease	$ 10,000	137,000
Expenses related to the loan		$ 20,000
Wakulla County, Florida [Member]
Related Party Transaction [Line Items]
Number of acres of land purchased | a		3